Equity	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Equity
25	Equity

(a)	Capital
On January 13, 2021, the Company carried out a share split of 117:1 (one hundred and seventeen for one). As a result, the share capital previously represented by 1,000,000 common shares was increased to 117,000,000 common shares, with par value of US$ 0.001 each, totaling US$ 1 (one thousand Dollars). The share split has been applied retrospectively to all figures in the consolidated financial statements and notes regarding the number of shares and per share data as if the share split had been in effect for all years presented.
As of December 31, 2020 and 2019, the share capital was distributed as follows:

Shareholder	Shares	Capital (in US$)
Patria Holdings Ltd.	70,200,000	600
Blackstone Pat Holdings IV, LLC	46,800,000	400

Total	117,000,000	1,000

(b)	Additional paid-in capital
The amount of US$ 1,557 as of December 31, 2020 and 2019 was recorded as Additional
Paid-in
Capital, as demonstrated below:

Shareholder	Additional Paid-in Capital
Patria Holdings Ltd.	934
Blackstone Pat Holdings IV, LLC	623

Total	1,557

(c)	Dividends
Dividends paid by the Group to the parent company’s shareholders for the period ended December 31, 2020, 2019 and 2018 were:

Shareholder	2020		2019		2018
		US$/share*		US$/share*		US$/share*
Patria Holdings Ltd.	59,358	0.0009	34,693	0.0005	28,547	0.0004
Blackstone Pat Holdings IV, LLC	24,830	0.0004	11,704	0.0003	8,471	0.0002

Total	84,188	0.0012	46,397	0.0004	37,018	0.0003

(*)	Per share after share split, see note 25(a).
Dividends were paid on a disproportional basis using a predetermined formula that considers adjusted net income and other adjustments agreed to by the shareholders in the Group’s shareholders agreement.

For 2019, dividends were proposed, approved, accrued and paid in March 2020 in the amount of US$ 35,929. For 2020 dividends were proposed, approved and accrued in December 2020 in the amount of US$ 48,259, of which US$ 25,000 were paid in December 2020 and US$ 23,259 were paid in January 2021.

(d)	Earnings per share (basic and diluted)
Basic earnings per share have been calculated based on the Group’s profit for the year attributable to the holders of the Group’s common shares.
Diluted earnings per share are equal to basic earnings per share as there are no outstanding financial instruments or agreements convertible into potentially dilutive common shares in the reporting periods.

	2020	2019	2018
Net income for the year attributable to the Group´s owners	62,209	58,539	43,669
Weighted average number of shares	117,000,000	117,000,000	117,000,000
Basic and diluted earnings per share	0.0005	0.0005	0.0004

(e)	Adjustments regarding the initial application of IFRS 16
On January 1, 2019, the Group recognized an increase of US$ 714 on retained earnings due to the adoption of IFRS 16 as described in note 4(h).

(f)	Cumulative Translation Adjustments
The Company translates the financial information of its subsidiaries from their functional currency to U.S. Dollars, which is the Company’s and the Group’s presentation currency. The effects of the translation are accounted and presented on Equity under the caption “Cumulative Translation Adjustments”.

(g)	Non-controlling interests
The Group’s subsidiary with
non-controlling
interests as of December 31, 2020 and 2019 is Patria Investimentos Ltda. This entity has share capital consisting solely of ordinary shares.

	2020			2019
	Interest	Equity	Net income	Interest	Equity	Net income
Patria Investimentos Ltda.	49%	1,758	(369)	49%	7,590	2,399
Non-controlling
interests received US$ 3,552, US$ 489 and US$ 991 in dividends in 2020, 2019 and 2018, respectively.
Information on the Group’s subsidiary with
non-controlling
interest is set out below. They have share capital consisting solely of ordinary shares that are held directly by the Group, and the proportion of ownership interests held equals the voting rights held by the Group. The country of incorporation or registration is also their principal place of business.
Patria Investimentos Ltda.

Summarized balance sheet	2020	2019
Current assets	12,709	17,617
Current liabilities	10,530	11,429
Current net assets	2,179	6,188

Non-current assets	6,748	35,344
Non-current liabilities	942	8,348
Non-current net assets	5,806	26,996

Net assets	7,985	33,184

Summarized statement of comprehensive income	2020	2019	2018
Revenue	29,857	41,231	34,062
Net income for the year	1,962	4,896	1,623
Other comprehensive income	—	—	—
Total comprehensive income	1,962	4,896	1,623

Profit allocated to NCI	—	—	—
Dividends paid to NCI	(3,552)	(1,003)	(1,814)

Summarized cash flows	2020	2019	2018
Cash flows from operating activities	7,188	4,314	5,053
Cash flows from investing activities	1,652	(238)	(746)
Cash flows from financing activities	(8,833)	(2,521)	(1,814)
Effects of exchange rate changes on cash and cash equivalents	(33)	(141)	(216)

Net increase (decrease) in cash and cash equivalents	(26)	1,414	2,277